LEASES - Summary of maturities of operating lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Year ending December 31, 2022	$ 923
Year ending December 31, 2023	1,128
Year ending December 31, 2024	1,128
Year ending December 31, 2025	1,128
Year ending December 31, 2026	1,128
Over year ending December 31, 2026	32,494
Total future minimum lease payments	37,929
Less: amount representing interest	(22,233)
Present value of future minimum lease payments	15,696
Present value of future minimum lease payments current portion	(899)	$ (995)
Present value of future minimum lease payments non-current portion	$ 14,797	$ 17,137